Operating Segments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements
Reconciliations of information on reportable segments with the amounts reported in the financial statements for the years ended 31 December 2021 and 2020.

	31 December 2021
(In Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated

Revenue	74,279,357	4,687,237	298,174	79,264,768	(7,686,202)	71,578,566
Changes in inventories and raw materials and consumables used	(47,056,000)	(3,345,489)	(18,694)	(50,420,183)	6,166,790	(44,253,393)
Employee benefits	(27,130,067)	(2,309,392)	(226,626)	(29,666,085)	—	(29,666,085)
Other operating expenses	(42,273,187)	(1,777,779)	(63,421)	(44,114,387)	709,087	(43,405,300)
Amortization and depreciation	(8,213,801)	(268,021)	(1,234)	(8,483,056)	—	(8,483,056)
Net Other Income/(Expense)	961,355	(306,052)	678	655,981	—	655,981

Operating Loss	(49,432,343)	(3,319,496)	(11,123)	(52,762,962)	(810,325)	(53,573,287)

Total Assets	343,319,707	128,311,702	84,207	471,715,616	(129,103,029)	342,612,587

Total Liabilities	210,417,348	15,621,782	16,262	226,055,392	(14,515,262)	211,540,130

	31 December 2020
(In Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated

Revenue	19,672,825	1,313	57,118	19,731,256	(53,890)	19,677,366
Changes in inventories and raw materials and consumables used	(10,557,378)	(13,062)	(19,827)	(10,590,267)	16,535	(10,573,732)
Employee benefits	(9,127,667)	(617,015)	(60,914)	(9,805,596)	—	(9,805,596)
Other operating expenses	(7,764,975)	(427,228)	(36,892)	(8,229,095)	37,355	(8,191,740)
Amortization and depreciation	(2,264,302)	(114,113)	(326)	(2,378,741)	—	(2,378,741)
Net Other Income/(Expense)	288,393	—	483	288,876	—	288,876

Operating Loss	(9,753,104)	(1,170,105)	(60,358)	(10,983,567)	—	(10,983,567)

Total Assets	83,201,776	233,335	26,138	83,461,249	(1,617,426)	81,843,823

Total Liabilities	69,231,444	707,877	20,825	69,960,146	(349,444)	69,610,702

	31 December 2019
(In Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue	8,334,417	—	—	8,334,417	(314,168)	8,020,249
Changes in inventories and raw materials and consumables used	(3,673,217)	—	9,243	(3,663,974)	—	(3,663,974)
Employee benefits	(3,874,893)	(41,826)	—	(3,916,719)	—	(3,916,719)
Other operating expenses	(4,964,530)	(460,603)	(14,271)	(5,439,404)	314,168	(5,125,236)
Amortization and depreciation	(694,789)	(67,917)	—	(762,706)	—	(762,706)
Net Other Income/(Expense)	79,981	—	277	80,258	—	80,258

Operating Loss	(4,793,031)	(570,346)	(4,751)	(5,368,128)	—	(5,368,128)

Total Assets	32,491,710	351,299	262,235	33,105,244	(650,127)	32,455,117

Total Liabilities	22,782,328	657,730	13,542	23,453,600	(382,325)	23,071,275

Summary of External Revenue by Location of Customers
External revenue by location of customers

(In Euros)	2021		2020		2019
Country	Revenue	%	Revenue	%	Revenue	%

Germany	12,034,334	17%	1,046,635	5%	167,095	2%
Italy	7,337,913	10%	1,026,327	5%	117,632	1%
Spain	6,909,879	10%	4,441,479	22%	3,417,427	43%
United Kingdom	6,598,035	9%	2,096,968	11%	773,810	10%
Netherlands	5,380,873	7%	1,990,504	10%	468,152	6%
Norway	5,318,708	7%	3,273,209	16%	530,747	7%
United States	4,713,497	7%	120,565	1%	1,322	0%
France	4,345,515	6%	1,368,375	7%	119,662	1%
Sweden	3,526,981	5%	580,885	3%	59,515	1%
Belgium	2,393,974	3%	540,290	3%	125,285	2%
Ireland	1,638,005	2%	409,836	2%	501,942	6%
Australia	1,224,205	2%	327,640	2%	60,012	1%
Israel	1,169,510	2%	84,787	0%	43,071	1%
Other Countries	8,987,137	13%	2,369,866	13%	1,634,577	19%

Total	71,578,566	100%	19,677,366	100%	8,020,249	100%